Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 3,509	$ 3,172
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	183	(1)
Provision for credit losses recognized in income	(1)	(1)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(9)	(29)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	173	(31)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	411	35
Net foreign currency translation gains (losses) from hedging activities	(178)	(66)
Reclassification of losses (gains) on foreign currency translation to income		2
Reclassification of losses (gains) on net investment hedging activities to income		2
Foreign currency translation adjustments	233	(27)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(174)	(316)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(8)	(74)
Net change in cash flow hedges	(182)	(390)
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 7)	(469)	(394)
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	(109)	163
Net gains (losses) on equity securities designated at fair value through other comprehensive income	1	7
Total items that will not be reclassified subsequently to income	(577)	(224)
Total other comprehensive income (loss), net of taxes	(353)	(672)
Total comprehensive income (loss)	3,156	2,500
Total comprehensive income attributable to:
Shareholders	3,151	2,497
Non-controlling interests	5	3
Total comprehensive income (loss)	3,156	2,500
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	55	(4)
Provision for credit losses recognized in income	0	0
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(3)	(17)
Unrealized foreign currency translation gains (losses)	0	1
Net foreign currency translation gains (losses) from hedging activities	(62)	(24)
Reclassification of losses (gains) on net investment hedging activities to income		1
Net gains (losses) on derivatives designated as cash flow hedges	(63)	(113)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(3)	(27)
Remeasurements of employee benefit plans	(167)	(125)
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	(39)	59
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(2)	(1)
Total income tax expenses (recoveries)	$ (284)	$ (250)